Investments	12 Months Ended
Dec. 31, 2019
Disclosure of investments accounted for using equity method [text block] [Abstract]
Disclosure of investments accounted for using equity method [text block]
6.	Investments

($000s)	January 1, 2019	Disposition	Fair value through other comprehensive loss	Loss of associates	Impairment	Additions	Other comprehensive loss	December 31, 2019

Current assets:
Investment in marketable securities	2,858	(110)	284	-	-	-	-	3,032

Non-current assets:
Investment in associate	2,460	-	-	(200)	-	101	-	2,361

($000s)	January 1, 2018	Disposition	Fair value through other comprehensive loss	Loss of associates	Impairment	Additions	Other comprehensive loss	December 31, 2018

Current assets:
Investment in marketable securities	3,435	-	(577)	-	-	-	-	2,858

Non-current assets:
Investment in associate	3,426	-	-	(160)	(1,336)	530	-	2,460

The Company holds common shares of several mining companies that were received as consideration for optioned mineral properties and other short-term investments, including one gold exchange traded receipt. These financial assets are recorded at fair value of $3.0 million (December 31, 2018 - $2.9 million) in the consolidated statements of financial position. At December 31, 2019, the Company revalued its holdings in its investments and recorded a fair value increase of $0.3 million on the statement of comprehensive loss. During 2019, the Company disposed its holdings in one investment with a fair value of $0.1 million.

Investment in associate relates to Paramount Gold Nevada Corp ("Paramount"). As at December 31, 2019, the Company holds 8.16% (December 31, 2018 – 8.53%) interest in Paramount for which it accounts using the equity method on the basis that the Company has the ability to exert significant influence through its representation on Paramount's board of directors. During 2019 the Company recorded its proportionate share of Paramount's net loss of $0.2 million (2018 – $0.2 million) within equity loss of associate on the consolidated statements of operations and comprehensive loss. During 2018 the Company reviewed the recoverability of the investment in Paramount and recorded an impairment of $1.3 million on the consolidated statements of operations and comprehensive loss. As at December 31, 2019, the carrying value of the Company's investment in Paramount was $2.4 million (December 31, 2018 - $2.5 million).

In 2017, the Company purchased 883,200 common shares and 51,600 warrants of Paramount for $1.6 million. Each warrant allowed the Company to purchase one common share of Paramount for US$2.00 per share until February 14, 2018 and allowed for the same purchase at US$2.25 per share within the period February 15, 2018 to February 13, 2019. On February 14, 2018, the option to purchase the common shares at US$2.00 per share lapsed. In first quarter of 2019, the warrants to purchase 51,600 common shares at US$2.25 per share were repriced by Paramount to US$0.93 per share and the Company exercised these warrants in addition to warrants to purchase 28,600 common shares, transferred to the Company at no additional cost, from parties not wishing to exercise. The purchase price of the combined 80,200 shares of Paramount was $0.1 million.

In the third quarter of 2018, the Company purchased 320,000 units of Paramount for US$1.25 per unit. Each unit consists of one common share and one warrant to purchase one-half of a common share of Paramount. Each warrant has a two-year term and is exercisable at US$1.30 in the first twelve months and US$1.50 in the following twelve months. As at December 31, 2019, the Company has not exercised these warrants.